UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     April 19, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $155,175 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      291    15864 SH       SOLE                        0        0    15864
ISHARES INC                    MSCI PAC J IDX   464286665      594    13572 SH       SOLE                        0        0    13572
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      572    17950 SH       SOLE                        0        0    17950
ISHARES TR INDEX               BARCLY USAGG B   464287226     2454    23631 SH       SOLE                        0        0    23631
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1289    12459 SH       SOLE                        0        0    12459
ISHARES TR INDEX               DJ SEL DIV INX   464287168      816    17566 SH       SOLE                        0        0    17566
ISHARES TR INDEX               MSCI EAFE IDX    464287465    12695   222831 SH       SOLE                        0        0   222831
ISHARES TR INDEX               RUSL 2000 VALU   464287630      799    12398 SH       SOLE                        0        0    12398
ISHARES TR INDEX               RUSSELL 1000     464287622     1660    25525 SH       SOLE                        0        0    25525
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1994    22098 SH       SOLE                        0        0    22098
ISHARES TR INDEX               RUSSELL1000VAL   464287598     1057    17153 SH       SOLE                        0        0    17153
ISHARES TR INDEX               S&P 500 INDEX    464287200    15983   135210 SH       SOLE                        0        0   135210
ISHARES TR INDEX               S&P 500 VALUE    464287408    16985   298140 SH       SOLE                        0        0   298140
ISHARES TR INDEX               S&P EURO PLUS    464287861      637    16348 SH       SOLE                        0        0    16348
ISHARES TR INDEX               S&P MIDCAP 400   464287507    20666   259719 SH       SOLE                        0        0   259719
ISHARES TR INDEX               S&P NA NAT RES   464287374     1291    36638 SH       SOLE                        0        0    36638
ISHARES TR INDEX               S&P SMLCAP 600   464287804      770    12815 SH       SOLE                        0        0    12815
ISHARES TR INDEX               S&P SMLCP VALU   464287879     8906   137505 SH       SOLE                        0        0   137505
JPMORGAN CHASE & CO            COM              46625H100      926    20490 SH       SOLE                        0        0    20490
LINCOLN NATL CORP IND          COM              534187109     2754    87414 SH       SOLE                        0        0    87414
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      425    11892 SH       SOLE                        0        0    11892
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      632    25562 SH       SOLE                        0        0    25562
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     2116    17964 SH       SOLE                        0        0    17964
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474      480    15964 SH       SOLE                        0        0    15964
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     1418    27802 SH       SOLE                        0        0    27802
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      511    12929 SH       SOLE                        0        0    12929
SPDR SERIES TRUST              DJ REIT ETF      78464A607    10251   190081 SH       SOLE                        0        0   190081
US BANCORP DEL                 COM NEW          902973304      865    32979 SH       SOLE                        0        0    32979
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     1402    17557 SH       SOLE                        0        0    17557
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2452    30725 SH       SOLE                        0        0    30725
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     5684    72009 SH       SOLE                        0        0    72009
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      820    17325 SH       SOLE                        0        0    17325
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2089    38910 SH       SOLE                        0        0    38910
VANGUARD INDEX FDS             MID CAP ETF      922908629     5058    76839 SH       SOLE                        0        0    76839
VANGUARD INDEX FDS             REIT ETF         922908553     4385    89384 SH       SOLE                        0        0    89384
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3169    52281 SH       SOLE                        0        0    52281
VANGUARD INDEX FDS             STK MRK ETF      922908769      999    16641 SH       SOLE                        0        0    16641
VANGUARD INDEX FDS             VALUE ETF        922908744     2912    57198 SH       SOLE                        0        0    57198
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6744   148897 SH       SOLE                        0        0   148897
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1445    33488 SH       SOLE                        0        0    33488
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874      752    15336 SH       SOLE                        0        0    15336
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      608    10956 SH       SOLE                        0        0    10956
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1469    41806 SH       SOLE                        0        0    41806
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2536    62756 SH       SOLE                        0        0    62756
VANGUARD WORLD FD              MEGA VALUE 300   921910840     2494    67249 SH       SOLE                        0        0    67249
WILLIAMS COS INC DEL           COM              969457100      320    13698 SH       SOLE                        0        0    13698